SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement dated January 3, 2012
to the 2011 Class A Shares Prospectus

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the International Equity Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the International Equity Fund, the text relating to Quantitative Management Associates LLC is hereby deleted.

In addition, under the heading "International Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Quantitative Management Associates LLC is hereby deleted.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-764 (1/12)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement dated January 3, 2012
to the 2011 Class I Shares Prospectus

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the International Equity Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the International Equity Fund, the text relating to Quantitative Management Associates LLC is hereby deleted.

In addition, under the heading "International Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Quantitative Management Associates LLC is hereby deleted.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-765 (1/12)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement dated January 3, 2012
to the 2011 Class G Shares Prospectus

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the International Equity Fund

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the International Equity Fund, the text relating to Quantitative Management Associates LLC is hereby deleted.

In addition, under the heading "International Equity Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Investment Adviser and Sub-Advisers," the text relating to Quantitative Management Associates LLC is hereby deleted.

There are no other changes in the portfolio management of the International Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-766 (1/12)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund

Supplement Dated January 3, 2012
to the Statement of Additional Information ("SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity Fund.

Change in Sub-Advisers for the International Equity Fund

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to Quantitative Management Associates LLC's management of the International Equity Fund are hereby deleted.

In addition, under the heading "Portfolio Management," under the section entitled "The Adviser and Sub-Advisers," all references to Quantitative Management Associates LLC's management of the International Equity Fund are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-767 (1/12)